January 29, 2009
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington D.C. 20549-1004
Attention: Filing Desk, Stop 1-4
Gentlemen:
Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of KB Home is its Annual Report on Form 10-K for the year ended November 30, 2008.
This filing is being effected by direct transmission to the Commission’s EDGAR system.
Very truly yours,

/s/ William R. Hollinger
William R. Hollinger Senior Vice President and Chief Accounting Officer